ADVANCED TO SUPPLIERS (Tables)	12 Months Ended
Jun. 30, 2024
Advanced To Suppliers
Schedule of advanced to suppliers

	As of June 30,
	2024	2023
Advanced to suppliers-third parties	$8,514,694	$8,093,289
Advanced to suppliers-related parties	1,194,205	3,719,589
Total advanced to suppliers	$9,708,899	$11,812,878